AT-THE-MARKET (ATM) SALES AGREEMENT WITH BTIG (Narrative) (Details) - HCW [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate offering price		$ 25.0
Percentage of commission on sales agreement		3.00%
Gross proceeds from issuing shares	$ 0.3	$ 1.4
Number of American depositary shares sold	203,775	606,102